Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2015
Fair Value of Financial Instruments
Schedule of financial instruments measured at fair value by level within fair value hierarchy

Description	Total	Quoted Prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2014
Money market funds, included in cash equivalents	$457	$457	$—	$—
September 30, 2015
Money market funds, included in cash equivalents	$104,911	$104,911	$—	$—